Organization (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 14, 2018	Apr. 25, 2017
Organization (Details) [Line Items]
Accumulated deficit (in Dollars)	$ (8,954,448)	$ 2,896,346
Spectrum Global Solutions, Inc. [Member]
Organization (Details) [Line Items]
Accumulated deficit (in Dollars)		(48,202,731)	$ (30,492,435)
Working capital deficit (in Dollars)		$ 6,115,451
Spectrum Global Solutions, Inc. [Member] | InterCloud [Member]
Organization (Details) [Line Items]
Business acquisition, percentage				19.90%
Asset Purchase Agreement [Member]
Organization (Details) [Line Items]
Purchased assets percentage				19.90%	80.10%
Business acquisition, percentage	50.00%
Asset Purchase Agreement [Member] | Spectrum Global Solutions, Inc. [Member] | InterCloud [Member]
Organization (Details) [Line Items]
Business acquisition, percentage					80.10%